PRINCIPAL LIFETIME HYBRID 2060 FUND

Class	Inst.	R-6
Ticker Symbol(s)	PLTHX	PLKTX
Principal Funds, Inc. Summary Prospectus March 1, 2017 as amended March 24, 2017
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated March 1, 2017 as supplemented March 17, 2017 and March 24, 2017, and the Statement of Additional Information dated March 1, 2017 as supplemented March 17, 2017 and March 24, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	11.51%	172.37%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	11.95%	172.81%
Expense Reimbursement (2)	(11.46)%	(172.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Expense information in the table has been restated to reflect current fees.
(2)    Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

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Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees (1)	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	11.51%	172.37%
Acquired Fund Fees and Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	11.95%	172.81%
Expense Reimbursement (2)	(11.46)%	(172.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.46%
(1) Expense information in the table has been restated to reflect current fees.
(2)    Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$50	$2,377	$4,392	$8,325
Class R-6	47	983	1,413	1,832
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.8% of the average value of its portfolio.

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Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility.
The Fund is managed by Principal Management Corporation (“PMC”). PMC develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term, and sets the percentage of Fund assets to be allocated to a particular asset class. PMC selects the underlying funds for each asset class and the target weights for each underlying fund and may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. PMC may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, PMC considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options.
Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

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Principal LifeTime Hybrid Funds

Target allocations over time*

Fixed Income 53%
Real Assets/Other** 3%
U.S. Equity 31%
Non-U.S. Equity 13%
80% Fixed Income
0% Real Assets/Other**
14% U.S. Equity
6% Non-U.S. Equity
% of total assets
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
50 45 40 35 30 25 20 15 10 5 0
0 5 10 15 20
Target date
(assumed retirement)
Years to retirement
Years after retirement
Fixed Income
Real Assets/Other**
U.S. Equity
Non-U.S. Equity

*As of October 31, 2016

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

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Principal Risks due to the Fund's Investments in Underlying Funds
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

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Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instrument held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

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Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

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Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class and Class R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '16	4.59%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘15	(7.25)%

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Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Institutional Class Return Before Taxes	9.67%	5.72%
Institutional Class Return After Taxes on Distributions	8.78%	4.44%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.61%	3.99%
Class R-6 Return Before Taxes	9.66%	5.77%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	10.08%	5.00%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	9.94%	5.00%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective December 31, 2016, the Fund’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Fund.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2014), Portfolio Manager

•	Jeffrey R. Tyler (since 2014), Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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